UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller         Boulder, Colorado        November 10, 2006
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $398,162  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

                           FORM 13F INFORMATION TABLE


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   NAME OF ISSUER         TITLE   CUSIP           VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                           OF                    (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                          CLASS                                                                              -----------------------
                                                                                                              SOLE    SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------

   AEW REAL ESTATE         COM     00104H107           528     25,000  SH           DEFINED                1            25,000
   INCOME FD

   AIM SELECT REAL
   ESTATE INCM             SHS     00888R107         1,494     80,000  SH           DEFINED                1            80,000

   AMERICAN INTL GROUP
   INC                     COM     026874107         3,512     53,000  SH           DEFINED                1            53,000

   ANHEUSER BUSCH COS INC  COM     035229103        23,161    487,500  SH           DEFINED                1           487,500

   APARTMENT INVT & MGMT
   CO                      CL A    03748R101             5        100  SH           DEFINED                1               100

   ARCHSTONE SMITH TR      COM     039583109             5        100  SH           DEFINED                1               100

   AVALONBAY COMNTYS INC   COM     053484101         5,659     47,000  SH           DEFINED                1            47,000

   BERKSHIRE HATHAWAY INC  CL A    084670108        98,674      1,030  SH           DEFINED                1             1,030

   BERKSHIRE HATHAWAY INC  CL B    084670207        35,231     11,100  SH           DEFINED                1            11,100

   BLAIR CORP              COM     092828102             1         30  SH           DEFINED                1                30

   CATERPILLAR INC DEL     COM     149123101         5,264     80,000  SH           DEFINED                1            80,000

                           DEPOSITORY
   CEDAR FAIR LP           UNIT    150185106             3        100  SH           DEFINED                1               100

   CITIGROUP INC           COM     172967101        14,571    293,360  SH           DEFINED                1           293,360

   CITIGROUP INVTS LN FD
   INC                     COM     17307C107           551     41,000  SH           DEFINED                1            41,000

   COHEN & STEERS REIT &
   UTIL I                  COM     19247Y108         2,065    100,000  SH           DEFINED                1           100,000

   CORNERSTONE STRATEGIC
   VALUE                   COM     21924B104             -          1  SH           DEFINED                1                 1

   CORNERSTONE TOTAL
   RTRN FD IN              COM     21924U102             -          1  SH           DEFINED                1                 1

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205         7,104    100,000  SH           DEFINED                1           100,000

   DORAL FINL CORP         COM     25811P100         4,382    665,000  SH           DEFINED                1           665,000

   DUKE REALTY CORP        COM NEW 264411505             4        100  SH           DEFINED                1               100

   DWS RREEF REAL ESTATE
   FD II                   COM     23338X102         1,722     93,000  SH           DEFINED                1            93,000

   EAGLE MATERIALS INC     COM     26969P108           101      3,000  SH           DEFINED                1             3,000

   EATON CORP              COM     278058102        13,839    201,000  SH           DEFINED                1           201,000

   EATON VANCE SR INCOME   SH BEN
   TR                      INT     27826S103         2,071    252,000  SH           DEFINED                1           252,000

   EQUITY OFFICE
   PROPERTIES TR           COM     294741103             4        100  SH           DEFINED                1               100

   FIDELITY NATIONAL
   FINL INC                COM     316326107         4,103     98,500  SH           DEFINED                1            98,500

   FIDELITY NATL TITLE
   GROUP IN                CL A    31620R105           361     17,237  SH           DEFINED                1            17,237

   FIRST AMER CORP CALIF   COM     318522307         6,774    160,000  SH           DEFINED                1           160,000

   FIRST TR FOUR CRNRS     COM
   SR FLT R                SHS     33733Q107         1,149     64,000  SH           DEFINED                1            64,000

   FIRST TR/FOUR CRNRS
   SR FLOAT                COM     33733U108         2,450    137,000  SH           DEFINED                1           137,000

   FLAHERTY & CRMN/CLYMR   COM
   PFD SE                  SHS     338478100        13,925    673,700  SH           DEFINED                1           673,700

   FLAHERTY & CRMRN
   CLYMRE T R              COM     338479108         4,123    204,000  SH           DEFINED                1           204,000

   FLOATING RATE INCM
   STRT FD I               COM     339735102         2,382    135,200  SH           DEFINED                1           135,200

   FLOATING RATE INCM      COM
   STRTS FD                SHS     339736100         3,170    180,100  SH           DEFINED                1           180,100

   GABELLI UTIL TR         COM     36240A101             1        125  SH           DEFINED                1               125

   GENERAL GROWTH PPTYS
   INC                     COM     370021107         1,958     41,100  SH           DEFINED                1            41,100

   HEALTHCARE RLTY TR      COM     421946104           154      4,000  SH           DEFINED                1             4,000

   HOME DEPOT INC          COM     437076102         4,896    135,000  SH           DEFINED                1           135,000

                           COM SH BEN
   HOSPITALITY PPTYS TR    INT     44106M102         5,428    115,000  SH           DEFINED                1           115,000

                           COM SH BEN
   HRPT PPTYS TR           INT     40426W101        14,818  1,240,000  SH           DEFINED                1         1,240,000

   JOHNSON & JOHNSON       COM     478160104         4,546     70,000  SH           DEFINED                1            70,000

   LENNAR CORP             CL A    526057104         2,082     46,000  SH           DEFINED                1            46,000

   MARSH & MCLENNAN CO
   INC                     COM     571748102         3,097    110,000  SH           DEFINED                1           110,000

   MILLS CORP              COM     601148109             2        100  SH           DEFINED                1               100

   MORGAN STANLEY EMER
   MKT FD                  COM     61744H105             1        100  SH           DEFINED                1               100

   NATIONWIDE HEALTH
   PPTYS INC               COM     638620104         2,006     75,000  SH           DEFINED                1            75,000

   NUVEEN FLOATING RATE
   INCOME                  COM     67072T108         2,046    155,000  SH           DEFINED                1           155,000

   PAN PACIFIC RETAIL
   PPTYS INC               COM     69806L104         2,083     30,000  SH           DEFINED                1            30,000

   PFIZER INC              COM     717081103         1,985     70,000  SH           DEFINED                1            70,000

   REDWOOD TR INC          COM     758075402         5,037    100,000  SH           DEFINED                1           100,000

   REGENCY CTRS CORP       COM     758849103         3,782     55,000  SH           DEFINED                1            55,000

   SIMON PPTY GROUP INC
   NEW                     COM     828806109             3         29  SH           DEFINED                1                29

   SIMON PPTY GROUP INC    PFD CONV
   NEW                     I 6%    828806802             2         30  SH           DEFINED                1                30

   STANDARD PAC CORP NEW   COM     85375C101         1,904     81,000  SH           DEFINED                1            81,000

   SUN COMMUNITIES INC     COM     866674104         1,342     42,000  SH           DEFINED                1            42,000

   TANGER FACTORY OUTLET
   CTRS                    COM     875465106             7        200  SH           DEFINED                1               200

   WAL MART STORES INC     COM     931142103        25,400    515,000  SH           DEFINED                1           515,000

   WASHINGTON MUT INC      COM     939322103        19,281    443,549  SH           DEFINED                1           443,549

   WRIGLEY WM JR CO        COM     982526105         3,869     84,000  SH           DEFINED                1            84,000

   YRC WORLDWIDE INC       COM     984249102         3,334     90,000  SH           DEFINED                1            90,000

   YUM BRANDS INC          COM     988498101        30,710    590,000  SH           DEFINED                1           590,000

